Restatement of Financial Statements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Sep. 21, 2020	Feb. 23, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 18, 2020
Restatement [Line Items]
Class of warrants or rights exercise price per share			$ 11.50
Reclassification of warrant from temporary equity to derivative liability					$ 38.3
Class of warrants or rights term of warrants			5 years
Class A Ordinary Shares
Restatement [Line Items]
Stock issued during period, shares, issued for services	69,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001